Quarterly Report
March 31, 2024
MFS®  International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II
FCG-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Airlines – 1.0%
Ryanair Holdings PLC, ADR	93,440	$13,603,930
Alcoholic Beverages – 3.4%
Diageo PLC	670,285	$24,749,732
Pernod Ricard S.A.	142,968	23,128,440
		$47,878,172
Apparel Manufacturers – 1.8%
Adidas AG	49,378	$11,027,190
Compagnie Financiere Richemont S.A.	50,774	7,741,227
LVMH Moet Hennessy Louis Vuitton SE	7,638	6,869,901
		$25,638,318
Automotive – 0.8%
Knorr-Bremse AG	140,884	$10,654,688
Brokerage & Asset Managers – 3.0%
Deutsche Boerse AG	133,696	$27,354,721
Euronext N.V.	154,050	14,658,560
		$42,013,281
Business Services – 3.9%
Experian PLC	439,127	$19,143,589
Intertek Group PLC	215,020	13,528,664
Nomura Research Institute Ltd.	383,200	10,740,637
SGS S.A. (l)	121,988	11,835,616
		$55,248,506
Chemicals – 0.4%
Givaudan S.A.	1,213	$5,401,572
Computer Software – 6.2%
Cadence Design Systems, Inc. (a)	132,340	$41,194,795
Dassault Systemes SE	182,102	8,062,748
NICE Systems Ltd., ADR (a)(l)	39,842	10,383,622
SAP SE	143,540	27,945,696
		$87,586,861
Computer Software - Systems – 5.1%
Amadeus IT Group S.A.	255,778	$16,402,234
Cap Gemini S.A.	88,307	20,321,091
Samsung Electronics Co. Ltd.	581,867	35,614,366
		$72,337,691
Construction – 3.0%
Compagnie de Saint-Gobain S.A.	236,338	$18,340,224
CRH PLC	277,262	23,916,620
		$42,256,844
Consumer Products – 4.7%
Beiersdorf AG	77,188	$11,237,862
Haleon PLC	5,259,687	22,112,886
KOSE Corp.	30,200	1,589,799
L’Oréal S.A.	10,340	4,893,276
Lion Corp.	395,300	3,546,158
ROHTO Pharmaceutical Co. Ltd.	739,800	14,499,846

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Svenska Cellulosa Aktiebolaget (l)	496,892	$7,626,995
		$65,506,822
Electrical Equipment – 7.8%
Legrand S.A.	333,640	$35,354,042
Mitsubishi Electric Corp.	1,327,000	22,020,240
Schneider Electric SE	204,313	46,211,695
Yokogawa Electric Corp.	270,700	6,248,023
		$109,834,000
Electronics – 5.8%
Analog Devices, Inc.	93,909	$18,574,261
ASML Holding N.V.	12,752	12,274,436
DISCO Corp.	8,700	3,286,782
Hirose Electric Co. Ltd.	105,100	10,750,915
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	266,523	36,260,454
		$81,146,848
Energy - Independent – 1.5%
Woodside Energy Group Ltd.	1,094,292	$21,749,411
Energy - Integrated – 5.0%
Aker BP ASA	514,183	$12,850,248
Galp Energia SGPS S.A., “B”	483,012	7,980,607
Petroleo Brasileiro S.A., ADR	520,771	7,759,488
TotalEnergies SE	615,065	42,116,332
		$70,706,675
Engineering - Construction – 0.5%
Taisei Corp.	188,000	$6,979,522
Food & Beverages – 2.8%
Chocoladefabriken Lindt & Sprungli AG	360	$4,307,146
Ezaki Glico Co. Ltd.	189,500	5,298,940
Novozymes A/S	141,969	8,332,242
Toyo Suisan Kaisha Ltd.	339,800	21,268,364
		$39,206,692
Food & Drug Stores – 0.2%
Ocado Group PLC (a)	529,790	$3,043,137
Insurance – 1.4%
Hiscox Ltd.	496,109	$7,764,432
Willis Towers Watson PLC	45,277	12,451,175
		$20,215,607
Internet – 0.6%
M3, Inc.	571,000	$8,060,688
Machinery & Tools – 5.3%
Epiroc AB	528,862	$9,935,926
GEA Group AG	289,996	12,261,068
IMI PLC	983,939	22,540,093
Schindler Holding AG	45,118	11,361,421
SMC Corp.	16,900	9,470,386
Spirax-Sarco Engineering PLC	67,274	8,533,441
		$74,102,335

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 8.2%
Banco de Sabadell S.A.	5,311,656	$8,337,848
Bank of Ireland Group PLC	2,213,849	22,570,482
NatWest Group PLC	8,626,211	28,906,499
Resona Holdings, Inc.	4,478,000	28,111,001
UBS Group AG	894,253	27,506,324
		$115,432,154
Medical Equipment – 5.9%
Agilent Technologies, Inc.	136,020	$19,792,270
Bruker BioSciences Corp.	173,639	16,311,648
EssilorLuxottica	89,723	20,298,467
Olympus Corp.	498,500	7,285,845
Shimadzu Corp.	662,200	18,503,805
		$82,192,035
Metals & Mining – 1.1%
Glencore PLC	2,842,765	$15,618,543
Other Banks & Diversified Financials – 6.9%
AIB Group PLC	5,941,306	$30,151,593
CaixaBank S.A.	5,313,477	25,755,872
Chiba Bank Ltd.	1,333,200	11,110,000
Hachijuni Bank Ltd.	430,700	2,958,964
Julius Baer Group Ltd.	141,218	8,155,052
Jyske Bank A.S.	67,034	5,673,376
Mebuki Financial Group, Inc.	1,710,800	5,781,776
North Pacific Bank Ltd.	639,400	1,879,594
Sydbank A.S.	99,244	5,148,258
		$96,614,485
Pharmaceuticals – 1.5%
Bayer AG	94,156	$2,887,925
Roche Holding AG	72,541	18,476,096
		$21,364,021
Precious Metals & Minerals – 4.4%
Agnico Eagle Mines Ltd.	178,647	$10,652,481
Franco-Nevada Corp.	320,499	38,188,726
Wheaton Precious Metals Corp.	265,506	12,505,469
		$61,346,676
Printing & Publishing – 1.5%
Wolters Kluwer N.V.	133,431	$20,901,833
Real Estate – 1.1%
LEG Immobilien SE	43,193	$3,708,330
TAG Immobilien AG (a)	143,664	1,964,522
Vonovia SE, REIT	309,245	9,141,433
		$14,814,285
Specialty Chemicals – 2.4%
Croda International PLC	87,291	$5,400,745
Nitto Denko Corp.	70,000	6,372,044
Sika AG	36,333	10,821,138
Symrise AG	95,095	11,382,719
		$33,976,646

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.4%
Zalando SE (a)	177,662	$5,077,355
Total Common Stocks		$1,370,509,633
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 5.38% (v)	22,612,073	$22,616,595
Collateral for Securities Loaned – 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34% (j)	21,141,410	$21,141,410

Other Assets, Less Liabilities – (0.7)%		(10,085,363)
Net Assets – 100.0%		$1,404,182,275
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,616,595 and $1,391,651,043, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$240,254,776	$—	$—	$240,254,776
Japan	205,763,329	—	—	205,763,329
United Kingdom	195,258,381	—	—	195,258,381
Germany	134,643,509	—	—	134,643,509
United States	108,324,149	—	—	108,324,149
Switzerland	105,605,592	—	—	105,605,592
Ireland	66,326,005	—	—	66,326,005
Canada	61,346,676	—	—	61,346,676
Spain	50,495,954	—	—	50,495,954
Other Countries	170,487,138	32,004,124	—	202,491,262
Mutual Funds	43,758,005	—	—	43,758,005
Total	$1,382,263,514	$32,004,124	$—	$1,414,267,638
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$24,432,075	$54,297,148	$56,113,350	$1,054	$(332)	$22,616,595
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$149,345	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2024, are as follows:
France	17.1%
Japan	14.5%
United Kingdom	13.9%
United States	10.2%
Germany	9.6%
Switzerland	7.5%
Ireland	4.7%
Canada	4.4%
Spain	3.6%
Other Countries	14.5%